Short Term Investment (Details) - USD ($)		1 Months Ended
	Apr. 01, 2025	Oct. 31, 2025	Sep. 30, 2025	Jun. 30, 2025
Short Term Investment [Abstract]
Paid amount	$ 10,200,000
Fair value gain				$ 100,869
Net assets value				$ 10,300,869
Proceeds from bank charges		$ 10,280,272	$ 10,280,272